Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 33,950,426	$ 407,207	₨ 30,449,944	₨ 25,659,626
- Sale of products	1,683,496	20,192	2,953,782	1,366,049
Total	35,633,922	427,399	33,403,726	27,025,675
Cost of goods sold and services rendered
- Rendering of services	(18,127,785)	(217,428)	(18,576,006)	(14,208,357)
- Sale of products	(4,250,216)	(50,977)	(2,803,423)	(1,833,699)
Total	(22,378,001)	(268,405)	(21,379,429)	(16,042,056)
Other income
- Profit on sale of property, plant and equipment (Net)	0	0	10,781	4,825
- Other income	184,613	2,214	121,059	125,903
Other income	184,613	2,214	131,840	130,728
Selling, general and administrative expenses	(6,499,562)	(77,957)	(5,733,634)	(4,943,575)
Depreciation and amortization	(4,773,414)	(57,253)	(3,971,865)	(3,283,452)
Impairment Loss on goodwill	0	0	0	(14,595)
Profit from operating activities	2,167,558	25,998	2,450,638	2,872,725
Finance income	337,723	4,051	222,905	73,577
Finance expenses	(2,273,245)	(27,266)	(1,652,522)	(1,098,096)
Net finance income / (expense)	(1,935,522)	(23,215)	(1,429,617)	(1,024,519)
Profit before tax	232,036	2,783	1,021,021	1,848,206
Income tax (expense) / benefit	(183,100)	(2,196)	(346,499)	(590,261)
Profit for the year	48,936	587	674,522	1,257,945
Attributable to:
Equity holders of the Company	48,936	587	674,522	1,257,945
Non-controlling interest	0	0	0	0
Profit for the year	₨ 48,936	$ 587	₨ 674,522	₨ 1,257,945
Earnings per share
Basic earnings per share | (per share)	₨ 0.27	$ 0	₨ 3.69	₨ 6.89
Diluted earnings per share | (per share)	₨ 0.26	$ 0	₨ 3.63	₨ 6.73